Stock-Based Compensation Plans - Performance Share Awards and Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Performance Share Awards
Stock-Based Compensation Plans - Disclosures
Performance period for goals	3 years
Change in nonvested units outstanding
Awards or units granted, Weighted-average grant-date fair value (in dollars per share)	$ 91.47	$ 66.62	$ 58.68
Other award and unit disclosures
Unrecognized compensation costs	$ 14.5
Weighted-average service period over which unrecognized compensation costs will be recognized	1 year 9 months 18 days
Restricted Stock Units
Change in nonvested units outstanding
Awards or units granted, Weighted-average grant-date fair value (in dollars per share)	$ 86.86	$ 69.80	$ 59.38
Other award and unit disclosures
Unrecognized compensation costs	$ 33.8
Weighted-average service period over which unrecognized compensation costs will be recognized	1 year 7 months 6 days
2014 Stock Incentive Plan, Amended and Restated 2010 Stock Incentive Plan and 2021 Stock Incentive Plan | Restricted Stock Units
Other award and unit disclosures
Vesting period	3 years